TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 7

dated March 12, 2007

to the May 1, 2006 Statement of Additional Information (SAI)

New Officers

Effective February 21, 2007, the Board of Trustees of TIAA-CREF Life Funds (the “Fund”) appointed Scott C. Evans as President and Principal Executive Officer of the Fund. He replaces Herbert M. Allison, Jr., who had held the position of President and Chief Executive Officer of the Fund. Consequently, Mr. Evans will no longer serve as Executive Vice President and Chief Investment Officer/Head of Asset Management of the Fund.

Effective February 21, 2007, the Fund’s Board of Trustees appointed Phillip G. Goff as Principal Financial Officer, Principal Accounting Officer and Treasurer of the Fund. Related to this appointment, Georganne C. Proctor resigned as Executive Vice President and Chief Financial Officer of the Fund and Gary Chinery resigned as Treasurer of the Fund. Mr. Chinery will continue to serve as a Vice President of the Fund.

Consequently, all references to Mr. Allison and Ms. Proctor and all references to Mr. Chinery as Treasurer of the Fund should be removed from the list of officers in the Fund’s SAI and the following information concerning Messrs. Evans and Goff should be added to this list.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since February 2007.	Principal Executive Officer and President of TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Mutual Funds”) (since 2007). Executive Vice President (since 1999) and Head of Asset Management (since 2006) of TIAA, CREF and TIAA Separate Account VA-1. Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Formerly, Executive Vice President and Head of Asset Management of the TIAA-CREF Mutual Funds (2006–2007); Manager of TIAA Realty Capital Management, LLC (2004–2006); and Chief Investment Officer of TIAA (2004–2006) and the TIAA-CREF Funds Complex (2003–2005).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since February 2007.	Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Mutual Funds (since 2007). Formerly, Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

A11407

(3/07)